General and administrative expenses	12 Months Ended
Dec. 31, 2020
General and administrative expenses
General and administrative expenses

20    General and administrative expenses

	2020	2019	2018
	US $’000
Salaries and related expenses	115,349	105,354	98,278
Office equipment and maintenance	11,625	12,019	16,643
Depreciation and amortization	22,540	19,171	10,925
Consulting and legal fees	4,090	4,714	6,039
Travel and vehicle expenses	1,674	3,562	5,294
Other	7,932	6,785	6,741
	163,210	151,605	143,920